SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	May 31, 2023 USD ($)
Leases
2024	$ 40,827
2025	24,227
Total	65,054
Less imputed interest	(9,955)
Lease liability	$ 55,099